SUBSEQUENT EVENTS	12 Months Ended
Oct. 31, 2021
SUBSEQUENT EVENTS
NOTE 12- SUBSEQUENT EVENTS

NOTE 12 - SUBSEQUENT EVENTS

The Company has evaluated subsequent events to determine events occurring after October 31, 2021 through January 26, 2022 that would have a material impact on the Company’s financial results or require disclosure and have determined none exist.